Short-term Loan Receivable (Tables)	6 Months Ended
Dec. 31, 2025
Schedule of Loan Outstanding

 Schedule of Loan Outstanding

Borrower	Opening June 30, 2025 $	Additions $	Repayments $	Accrued Interest $	FX Movement $	Closing December 31, 2025 $
The T.I.M.E. Organization, Inc.	2,046,450	—	(577,023)	—	11,929	1,481,356
Minglement Solutions LLC	—	3,430,320	—	—	(3,820)	3,426,500
AK Holdings Group Inc.	—	10,891,343	—	98,413	(200,663)	10,789,093
CV3 Group, LLC	—	4,480,434	—	19,038	(25,984)	4,473,488
Starlink Capital LLC	—	1,930,033	—	5,678	(11,193)	1,924,518
Summit Strategies LLC	—	7,293,910	—	173,651	(166,790)	7,300,771
	2,046,450	28,026,040	(577,023)	296,780	(396,521)	29,395,726